Research and development expenses (Tables)	9 Months Ended
Sep. 30, 2019
Research and development expenses
Schedule of research and development expense

	Three months ended		Nine months ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
Labour	$1,265,310	$873,905	$3,606,535	$2,401,339
Materials	2,003,246	757,505	3,602,274	2,517,477
Government grants	(1,800)	(725,599)	(382,993)	(734,229)
	$3,266,756	$905,811	$6,825,816	$4,184,587